long-term debt - TELUS Corporation credit facility (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 CAD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
TELUS Corporation credit facility
Net available		$ 1,519		$ 1,235
Gross available		2,250		2,250
Long-term debt		$ 20,288		18,474
TELUS Corporation credit facility
TELUS Corporation credit facility
Number of financial ratio tests | item	2	2
Gross available		$ 2,250		2,250
Letters of credit outstanding		$ 190		184
TELUS Corporation credit facility | Maximum
TELUS Corporation credit facility
Leverage ratio	4.25	4.25
TELUS Corporation credit facility | Minimum
TELUS Corporation credit facility
Operating cash flow to interest expense ratio	2.00	2.00
TELUS Corporation commercial paper
TELUS Corporation credit facility
Gross available		$ 1,400		1,400
Long-term debt	$ 574	$ 731	$ 781	$ 1,015